[Ameritas Life Insurance Corp. Logo]

                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

February 27, 2009

                                                Sent via EDGAR and next day mail

Jeffrey A. Foor, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       The Union Central Life Insurance Company ("Depositor")

          Carillon Account (1940 Act No. 811-04063) ("Separate Account" or "Registrant") "Advantage VA III" Flexible Premium Deferred Variable Annuity (1933 Act No. 333-118237) Post-Effective Amendment No. 9 on Form N-4 Pursuant to Rule 485(a)

          Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Mr. Foor:

Ameritas Life Insurance Corp. provides administrative and legal services for The Union Central Life Insurance Company and its Separate Accounts (collectively referred to as "Union Central").

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2009.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(a) The material provisions of this registration have been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-118237 Post-Effective Amendment No. 7 filed under Rule 485(a) on February 27, 2008, with comments from that review and other annual updating information incorporated in Post-Effective Amendment No. 8 filed under Rule 485(b) on April 18, 2008.

(b)  The primary purposes of this Amendment are to:
     (1) Add new variable investment options and update charts for supplements related to subaccounts;
     (2) Clarify investment advisory fees and expenses for the Subaccounts' underlying Portfolios;
     (3) Revise current rates charged for the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider;
     (4) Update the Adding, Deleting, or Substituting Variable Investment Options section to make it consistent with other Union Central variable products.

     (5)  Add disclosure of compensation paid to outside distributors.
     (6) Provide general administrative services information consistent with Form N-4, Item 18.

Revisions related to Items (b) (1) through (5) are located on the following pages of the prospectus:

     (1) Pages 1, 4, 9-10, and Appendix A (pages 39-41). New investment options are added to the charts and definitions on these pages. Fund and adviser information reported on supplements filed since the last effective prospectus is also updated on pages 9-10. We have not yet received portfolio expense information from the funds. Therefore, the Underlying Fund Expenses and Examples charts, page 7, will be updated for charges by a subsequent amendment to be submitted under Rule 485(b).

     (2) Page 6. Investment advisory fees and expenses for the Subaccounts' underlying Portfolios are further explained, including a reference to the Fund prospectuses.

     (3) Pages 7 and 14. GLWB Rider current charges are revised and an explanatory note is added.

     (4) Pages 10-11. We revised the section on Adding, Deleting, or Substituting Variable Investment Options to make it consistent with prospectus revisions finalized in the pre-effective amendment of the Carillon Life Account variable life insurance prospectus, file number 333-151914, effective December 2, 2008.

     (5) Page 37. We added text regarding sales and promotion expenses paid to distributors in 2008.

     (6) SAI page 2. A Services section, including fees paid to affiliates the past three years, is added.

In addition to changes related to the primary purposes discussed above, we made the following other revisions to the prospectus and Statement of Additional Information ("SAI") as part of our annual update:

1.   Page 1. We identified portfolios affiliated with Union Central.

2. Page 1. May 1, 2009 is inserted as the proposed effective date for the SAI and prospectus.

3. Page 2. For ease in reading the Table of Contents, the page is updated without revision marks.

4. Pages 7-9 and 38. We corrected references to the Variable Account to be consistent with terms used elsewhere in this prospectus.

5. Page 7. We added a new footnote to clarify that there are no GLWB Rider charges during the rider's inactive phase.

6. Pages 10-11. We revised the section on Adding, Deleting, or Substituting Variable Investment Options to make it consistent with prospectus revisions finalized in the pre-effective amendment of the Ameritas Life Insurance Corp. Separate Account LLVL variable life insurance prospectus, file number 333-151912, effective December 2, 2008.

7. Pages 16 and 22. We corrected the company's web site and the Service Center facsimile number for withdrawals.

8. Page 19. We added a disclosure regarding the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

9. Page 21. We added a bullet explaining that if the model asset allocation program terminates, including by the owner's death, future allocations by the adviser will not occur.

10. Pages 22 and 25. We clarified that the list of models are those currently available with the GLWB Rider.

11. Page 29. We revised the paragraph on distributing death benefits to multiple beneficiaries to use active voice, consistent with "plain English" standards.

12.  Page 34. We clarified the 10-Day Right to Examine Contract paragraph.

13. Page 36 and Appendix B (pages 42-49). The tax and qualified disclosure portions of the prospectus were reviewed and updates were made. Also, on pages 5 and 25, the word "traditional" was replaced with "Regular" to describe IRAs, consistent with the tax sections.

14.  Page 38: The SAI Table of contents is updated.

15. Appendix B (page 50). Disclaimers related to agreements between the underlying portfolios and outside entities were deleted, since these are the responsibility of the fund company. We retained disclaimers for agreements between Union Central and other outside entities.

16. SAI page 1. We revised the May 1, 2009 effective date for both the SAI and prospectus.

17.  SAI page 1. The SAI Table of contents is updated.

18. SAI page 2. The General Information and History section is corrected to include the names of each control person and the nature of their business, as required by Form N-4 Item 17.

19. SAI page 2. A paragraph on general expenses paid to affiliated companies and the amounts for the past three years are added.

20.  SAI pages 2-3. Distribution expenses are updated.

21. SAI page 4. We added a disclosure regarding the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

22. SAI page 7. We deleted text regarding Ameritas Investment Corp.'s former role as distributor for Summit funds.

23. SAI page 7. We deleted the phrase "or eliminates" regarding risks. This is consistent with prior SEC comments on similar text in other variable product prospectuses we prepare.

24. SAI page 7. Financial information dates are updated. Financial statements will be provided by a subsequent amendment to be filed under Rule 485(b), therefore auditor information is not included in this submission.

25. SAI page 8. The paragraph describing a former auditor is deleted, since their opinions extended only through fiscal year 2005.

26. Minor corrections for spelling, capitalization, and grammar are made on pages 8, 18, and 22.


We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,


/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel

Enclosure